Major restructuring costs - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) company	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of restructuring costs [line items]
Number of companies split into | company	2
Total restructuring costs	£ 353	£ 382	£ 321
Asset impairments credit	12
Other non-cash credit	£ 58
Restructuring, Number Of Companies Separated Into | company	2
Separation restructuring programme
Disclosure of restructuring costs [line items]
Provision reversal restructuring	£ 51
Minimum
Disclosure of restructuring costs [line items]
Restructuring costs	£ 25